Schedule of Assets and Liabilities Disposed of (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Aug. 31, 2024
Investment In Subsidiaries
Cash and cash equivalents	₪ (121)	₪ (698)	₪ (1,108)	₪ (1,575)
Trade and other receivables	114	(3,661)	3,325	(4,468)
Inventories		(1,317)	(2,622)	(1,351)
Property, plant and equipment and right-of-use asset	(85)	(69)	(10,199)	(3,601)
Trade and other payables	10,767	2,478	15,134	4,638
Total identifiable net assets	(10,422)	₪ (3,267)	(671)	(1,560)
Financial liabilities				1,020
Overdraft				1,322
Goodwill			₪ 517	(270)
Lease liability	₪ 23,751			₪ 2,725